Note 16 - Segment and Geographic Information	12 Months Ended
Dec. 31, 2012
Segment Reporting Disclosure [Text Block]
(16)         Segment and geographic information

The Company has one line of business with revenues being generated from sales in Europe and Asia and all significant expenses being generated in the United States.  All significant assets are located in the United States.